STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 22, 2008

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Rebecca Marquigny

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 30 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). This Amendment does not supersede Amendment No. 29 to the Registration Statement, which was filed on February 1, 2008 in order to add three new series to the Fund. The prospectus and statement of additional information ("SAI") included in the Amendment have been marked to show changes from the Fund's currently effective prospectus and SAI.

The Amendment is being filed in order to expand the policy of Lazard Retirement Small Cap Portfolio (the "Portfolio") with respect to the investment of 80% of its assets (the "80% Policy"). Currently, the Portfolio's policy is to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies (or other investments with similar economic characteristics). Effective May 1, 2008, the Portfolio's name is changing to Lazard Retirement U.S. Small Cap Equity Portfolio and in connection therewith the Fund's Board of Directors has approved changing the Portfolio's 80% Policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap U.S. companies (or other investments with similar economic characteristics). Two other portfolios of the Fund, Lazard Retirement International Small Cap Portfolio and Lazard Retirement Emerging Markets Portfolio, also are adding "Equity" to their names effective May 1, 2008, but these portfolios' 80% Policies already encompass equity securities. A policy is also being added to permit the Portfolio to invest up to 10% of its total assets in non-U.S. equity securities.

Other than possibly the change in the Portfolio's 80% Policy and the policy regarding investment in non-U.S. equity securities, no changes are being made in the Amendment that we believe could not have been effected in a filing pursuant to Rule 485(b) under the 1933 Act. Since these changes do not appear to raise novel issues or problem areas that warrant particular attention of the staff (the "Staff") of the Securities and Exchange Commission in

reviewing the Amendment, on behalf of the Fund, we request that the Amendment be given selective review by the Staff limited to disclosure related to these items.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to update financial and other information, to respond to any comments the Staff may have on Amendment and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6141, or Jaime E. Doninger of this office at 212.806.5856, if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes

cc:      Jaime E. Doninger